UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/11

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
25	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
31	Financial Highlights
37	Notes to Financial Statements
49	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Balanced Opportunity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Balanced Opportunity Fund, covering the six-month period from December 1, 2010, through May 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy appears to have hit a soft patch in the spring of 2011 after accelerating over the final months of 2010. Disappointing labor, housing and manufacturing data have come at a time of higher energy prices and some tightening of monetary policy in global markets. In our view, the current slowdown should be relatively brief as the world recovers from the supply shocks created by weather impacts on food production, the decline in Libyan oil exports and supply-chain disruptions stemming from Japan’s natural and nuclear disasters. U.S. stock and bond markets produced mostly positive results in this choppy economic environment. Although U.S. government securities suffered when the economy gained momentum early in the reporting period, bond prices later rebounded as the pace of the recovery moderated. Stocks generally were buoyed by better-than-expected corporate earnings and robust ongoing industrial demand from the emerging markets.

We remain optimistic as the U.S. economy moves through the middle stages of its cycle. Indeed, global macroeconomic policy generally has remained stimulative despite the recent efforts of some central banks to forestall inflationary pressures. We continue to expect sustainable economic growth, a rising but volatile uptrend in inflation and an improving U.S. labor market in the months ahead.As always, to determine how these forces may affect your investments, we urge you to talk regularly with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the reporting period of December 1, 2010, through May 31, 2011, as provided by Keith Stransky, Brian Ferguson, Sean Fitzgibbon, David Bowser and Peter Vaream, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2011, Dreyfus Balanced Opportunity Fund’s Class A shares, Class B shares, Class C shares, Class I shares, Class J shares and Class Z shares produced total returns of 12.37%, 11.94%, 11.97%, 12.49%, 12.42% and 12.37%, respectively.1 In comparison, the fund’s benchmark, a blended index composed of 60% Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) and 40% Barclays Capital U.S. Aggregate Bond Index, produced an 9.78% total return for the same period.2 Separately, the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index produced total returns of 15.02% and 1.91%, respectively, for the same period.

A U.S. economic recovery gained momentum over much of the reporting period, driving stocks higher and bonds lower. The fund produced higher returns than its benchmark, primarily due to strong stock selections in the information technology, health care and financials sectors, as well as an emphasis in the fixed-income portfolio on corporate bonds.

The Fund’s Investment Approach

The fund seeks high total return, including capital appreciation and current income, through a diversified mix of stocks and fixed-income securities.When allocating assets, we assess the relative return and risk of each asset class, general economic conditions, anticipated future changes in interest rates and the general outlook for stocks.

Among stocks, we strive to create a broadly diversified portfolio that includes a blend of growth and value stocks. Using quantitative and fundamental research, we look for companies with leading market positions, competitive or technological advantages, high returns on equity and assets, good growth prospects, attractive valuations and strong management teams.

The fund normally invests between 25% and 50% of its assets in fixed-income securities that, at the time of purchase, are rated investment grade (Baa/BBB or higher) or the non-rated equivalent as determined

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

by Dreyfus.We may invest up to 5% of the fixed-income portfolio in securities rated below investment grade (but not lower than B) and up to 10% in bonds from foreign issuers.

U.S. Recovery Outweighed Global Economic Concerns

Although some areas of the U.S. economy, such as housing, continued to show signs of weakness, most domestic economic indicators improved early in the reporting period. Against a background of expanding industrial activity, declining unemployment and increasing consumer spending, a wide range of companies reported better-than-expected earnings and revenues, giving investors confidence that the economy was unlikely to fall back into recession.

Stocks generally rose sharply during the first four months of the reporting period despite political uprisings in the Middle East, surging energy prices and renewed uncertainty regarding the ongoing European sovereign debt crisis. However, stocks gave back some of those gains in the spring after a major earthquake, tsunami and nuclear disaster in Japan produced supply-chain disruptions that rippled through the global economy. In the bond market, U.S. government securities lost value as the economy gained strength and inflationary pressures increased, but corporate-backed bonds continued to do well in an improved business climate.

Stock Selections Drove Fund Performance

At the end of the reporting period, the fund held approximately 66% of its assets in equity securities and 34% in fixed income. The fund’s overweighting in U.S. equity was beneficial.With that said, the equity component was reduced by 4% in mid-February to realize some profits. The bond component continued to perform relatively well, as non-U.S. Treasuries, which are emphasized, outperformed.

The fund’s equity investments produced higher returns than the S&P 500 Index, partly on the strength of favorable stock selections in the information technology sector. Video game maker Electronic Arts produced better-than-expected revenues and raised the earnings guidance it provides to analysts. Informatica benefited from the trend toward corporate data management through “cloud computing,” and QUALCOMM achieved record quarterly revenues due to robust demand for smartphones.

The fund’s health care holdings benefited from gains posted by pharmaceutical giant Pfizer, which beat earnings expectations. A strategic acquisition and stock buybacks by drug distributor McKesson were regarded favorably by investors. Health insurer CIGNA cut costs and raised earnings guidance. Finally, the fund’s investments in the financials sector fared well, primarily due to contributions from insurance companies and consumer finance firms such as Capital One Financial. The fund had less success in the energy sector, where National Oilwell Varco disappointed with weaker-than-expected profit margins.

In the bond portfolio, the fund cushioned weakness in U.S. government securities through overweighted exposure to investment-grade corporate bonds, commercial mortgage-backed securities and residential mortgage-backed securities. However, a relatively short average duration undermined results to a degree when interest rates fell in April and May.

Seeking Opportunities in a Changing Environment

Although the economy seems to have hit a soft patch and investors have become more defensive, we remain optimistic about equities as interest rates remain low, corporate earnings are growing and valuations recently have become more attractive. We have found a number of potential opportunities in the health care sector, but fewer among information technology companies. In anticipation of stronger economic growth, we have to date retained the fund’s modestly short average duration and overweighted exposure to higher yielding market sectors in the bond portfolio.

June 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for Classes A, B, C and I shares provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, Classes A, B, C and I returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Capital U.S.Aggregate Bond
Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S.
government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay onetime transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Balanced Opportunity Fund from December 1, 2010 to May 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2011
	Expenses paid	Ending value
	per $1,000†	(after expenses)
Class A	$ 6.30	$1,123.70
Class B	$10.25	$1,119.40
Class C	$10.25	$1,119.40
Class J	$ 5.40	$1,124.20
Class I	$ 4.93	$1,124.90
Class Z	$ 5.82	$1,123.70

† Expenses are equal to the fund’s annualized expense ratio of 1.19% for Class A, 1.94% for Class B, 1.94% for
Class C, 1.02% for Class J, .93% for Class I and 1.10% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2011
	Expenses paid	Ending value
	per $1,000†	(after expenses)
Class A	$5.99	$1,019.00
Class B	$9.75	$1,015.26
Class C	$9.75	$1,015.26
Class J	$5.14	$1,019.85
Class I	$4.68	$1,020.29
Class Z	$5.54	$1,019.45

† Expenses are equal to the fund’s annualized expense ratio of 1.19% for Class A, 1.94% for Class B, 1.94% for
Class C, 1.02% for Class J, .93% for Class I and 1.10% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund	7

STATEMENT OF INVESTMENTS
May 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—31.7%	Rate (%)	Date	Amount ($)		Value ($)
Asset—Backed Certificates—.3%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	2.95	8/15/18	460,000	[a,b]	488,232
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	106,251	[a]	106,963
CNH Equipment Trust,
Ser. 2010-B, Cl. B	3.12	2/15/17	395,000		400,647
					995,842
Asset-Backed Ctfs./
Auto Receivables—1.1%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	315,000	[b]	328,566
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. B	2.04	9/8/15	230,000		232,476
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. B	3.72	11/17/14	480,000		496,675
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	275,000		294,340
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. B	5.35	9/9/13	210,000		212,979
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	75,000		78,937
Ford Credit Auto Owner Trust,
Ser. 2010-A, Cl. C	3.22	3/15/16	310,000		321,456
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	235,000	[b]	242,289
Santander Drive Auto Receivables
Trust, Ser. 2010-1, Cl. A3	1.84	11/17/14	505,000		511,329
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. B	2.05	5/15/15	95,000		96,186
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	100,000		101,548
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	330,000	[b]	337,843
					3,254,624
Asset-Backed Ctfs./
Home Equity Loans—.2%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	1/25/34	110,813	[a]	112,448

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Home Equity Loans (continued)
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-EC1, Cl. A2	0.44	11/25/35	13,644	[a]	13,538
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-HE7, Cl. M1	0.71	7/25/35	189,691	[a]	181,481
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.62	5/25/35	26,979	[a]	26,898
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.64	7/25/35	16,025	[a]	15,987
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.32	1/25/36	1,639	[a]	1,630
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.45	11/25/35	121,298	[a]	119,543
					471,525
Commercial Mortgage
Pass-Through Ctfs.—2.3%
American Tower Trust,
Ser. 2007-1A, Cl. AFX	5.42	4/15/37	225,000	[b]	242,693
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	575,000		615,355
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26, Cl. A4	5.47	1/12/45	335,000	[a]	370,060
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-T22, Cl. A4	5.53	4/12/38	275,000	[a]	306,386
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	275,000		292,636
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28, Cl. A4	5.74	9/11/42	175,000	[a]	196,759
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1, Cl. B	5.24	7/10/46	180,000	[a,b]	188,143
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1, Cl. C	5.97	7/10/46	125,000	[a,b]	132,554
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. A	2.95	11/5/27	450,702	[b]	453,849
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.67	3/6/20	560,000	[a,b]	552,986

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. B	5.01	2/16/46	155,000	[a,b]	159,278
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2010-CNTR, Cl. B	5.02	8/5/32	790,000	[b]	805,732
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. C	5.36	2/16/46	100,000	[a,b]	101,975
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	123,511	[a]	130,497
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	100,000	[b]	118,402
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	435,000	[a,b]	514,195
Morgan Stanley Capital I,
Ser. 2011-C1, Cl. C	5.26	9/15/47	475,000	[a,b]	488,413
RBSCF Trust,
Ser. 2010-MB1, Cl. B	4.64	4/15/24	480,000	[a,b]	508,638
RBSCF Trust,
Ser. 2010-MB1, Cl. C	4.67	4/15/24	125,000	[a,b]	131,683
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.98	8/15/39	415,000	[a]	455,226
Vornado,
Ser. 2010-VN0, Cl. B	4.74	9/13/28	150,000	[b]	152,467
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	21,490		21,603
					6,939,530
Consumer Staples—.4%
Altria Group,
Gtd. Notes	9.70	11/10/18	320,000		427,950
Altria Group,
Gtd. Notes	10.20	2/6/39	145,000		215,879
Anheuser-Busch,
Gtd. Notes	5.05	10/15/16	90,000		100,518

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples (continued)
Diageo Capital,
Gtd. Bonds	4.83	7/15/20	195,000		207,072
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	180,000		211,424
					1,162,843
Diversified Financial Services—3.1%
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	195,000		214,173
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	230,000		257,767
Ameriprise Financial,
Sr. Unscd. Notes	5.30	3/15/20	75,000		81,944
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	695,000		731,164
Bank of America,
Sr. Unscd. Notes	7.38	5/15/14	390,000		445,600
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	250,000		321,816
Capital One Financial,
Sr. Unscd. Notes	6.75	9/15/17	185,000		221,516
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	145,000		153,059
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	200,000		214,013
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	405,000		452,439
Citigroup,
Unscd. Notes	8.50	5/22/19	200,000		251,543
Credit Suisse,
Sub. Notes	5.40	1/14/20	245,000		257,575
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	90,000	[b]	100,247
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	90,000	[b]	104,248
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	300,000	[b]	342,287
FUEL Trust,
Scd. Notes	4.21	10/15/22	265,000	[b]	272,462

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial
Services (continued)
General Electric Capital,
Sr. Unscd. Notes	0.92	4/7/14	375,000	[a]	375,225
General Electric Capital,
Sr. Unscd. Notes	4.38	9/21/15	395,000		425,184
General Electric Capital,
Sr. Unscd. Notes	4.80	5/1/13	230,000		245,657
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	185,000		218,082
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	475,000	[b]	518,478
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.40	6/24/15	245,000		253,499
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	135,000		152,560
Lloyds TSB Bank,
Bank Gtd. Notes	4.88	1/21/16	230,000		239,877
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	30,000		31,987
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	335,000		345,078
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	95,000		99,798
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	220,000	[b]	248,611
Royal Bank of Scotland,
Bank Gtd. Notes	6.13	1/11/21	325,000	[c]	342,831
Societe Generale,
Sr. Unscd. Notes	1.33	4/11/14	400,000	[a,b]	399,004
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	250,000		261,916
Wells Fargo Capital XIII,
Gtd. Cap. Secs.	7.70	12/29/49	650,000	[a]	671,125
					9,250,765
Foreign/Governmental—.2%
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	85,000		94,751
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	100,000		121,290

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/
Governmental (continued)
Russia Foreign Bond,
Sr. Unscd. Bonds	5.00	4/29/20	480,000	[b]	490,512
					706,553
Industrial—.3%
Hutchison Whampoa International,
Gtd. Notes	5.75	9/11/19	305,000	[b]	331,068
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	100,000	[b]	120,466
Waste Management,
Gtd. Notes	7.38	5/15/29	170,000		204,207
Waste Management,
Gtd. Notes	7.75	5/15/32	170,000		219,618
					875,359
Insurance—.8%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000		50,895
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	220,000		259,246
AON,
Sr. Unscd. Notes	3.50	9/30/15	165,000		170,543
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	169,000		171,005
Cincinnati Financial,
Sr. Unscd. Debs	6.92	5/15/28	168,000		184,209
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	205,000		265,751
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	180,000		221,137
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	205,000		266,861
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	260,000		282,396
Willis North America,
Gtd. Notes	6.20	3/28/17	215,000		237,862
Willis North America,
Gtd. Notes	7.00	9/29/19	245,000		277,917
					2,387,822

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Materials—.3%
Arcelormittal,
Sr. Unscd. Notes	5.25	8/5/20	240,000	[c]	239,550
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	370,000		367,433
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	235,000		299,744
					906,727
Media & Telecommunications—1.5%
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	355,000		392,970
Cellco Partnership/Verizon
Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	180,000		198,944
Comcast,
Gtd. Bonds	6.40	5/15/38	195,000		211,377
Comcast,
Gtd. Notes	6.50	11/15/35	135,000		148,938
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000	[b]	408,991
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	370,000		380,794
NBC Universal,
Sr. Unscd. Notes	5.15	4/30/20	240,000	[b]	255,779
News America,
Gtd. Notes	6.65	11/15/37	435,000		477,468
News America,
Gtd. Notes	6.90	8/15/39	185,000		209,554
Reed Elsevier Capital,
Gtd. Notes	8.63	1/15/19	240,000		308,342
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	410,000		436,728
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	265,000		296,888
Time Warner,
Gtd. Notes	5.88	11/15/16	276,000		316,320
Time Warner,
Gtd. Debs.	6.10	7/15/40	75,000		77,484
Time Warner,
Gtd. Debs.	6.20	3/15/40	125,000		130,667

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Media &
Telecommunications (continued)
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	70,000	82,113
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	210,000	260,413
				4,593,770
Municipal Bonds—.4%
California,
GO (Build America Bonds)	7.55	4/1/39	255,000	300,722
Illinois,
GO	4.42	1/1/15	270,000	280,684
Los Angeles Department of Water
and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000	122,916
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Build America Bonds)	6.09	11/15/40	10,000	10,715
Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000	250,502
New York City,
GO (Build America Bonds)	5.99	12/1/36	250,000	269,568
				1,235,107
Office And Business Equipment—.1%
Xerox,
Sr. Unscd. Notes	1.08	5/16/14	225,000 [a]	226,116
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	75,000	78,300
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	105,000	113,448
				417,864
Oil & Gas—.6%
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	225,000	251,276
Enterprise Products Operating,
Gtd. Notes	5.95	2/1/41	155,000	159,257
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000	277,979

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Oil & Gas (continued)
Hess,
Sr. Unscd. Notes	5.60	2/15/41	105,000		105,980
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	205,000		223,598
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	215,000		225,316
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	245,000		270,621
Valero Energy,
Gtd. Notes	6.13	2/1/20	130,000	[c]	145,545
					1,659,572
Real Estate—.8%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	245,000		274,115
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	45,000		51,649
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	195,000		240,557
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	100,000		112,846
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000		289,864
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	255,000		272,561
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	135,000		149,359
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	100,000		102,447
Regency Centers,
Gtd. Notes	5.88	6/15/17	205,000		231,559
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	179,000		208,620
WEA Finance,
Gtd. Notes	7.13	4/15/18	295,000	[b]	348,595
					2,282,172

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Residential Mortgage
Pass-Through Ctfs.—.0%
CS First Boston Mortgage
Securities, Ser. 2005-6, Cl. 1A2	0.46	7/25/35	133,949	[a]	119,244
Retail—.4%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	225,000		252,793
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	571,259	[b]	704,181
Home Depot,
Sr. Unscd. Notes	5.95	4/1/41	170,000		178,946
Staples,
Gtd. Notes	9.75	1/15/14	170,000		203,776
					1,339,696
U.S. Government Agencies—.5%
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	855,000	[c,e]	979,699
Federal National Mortgage
Association, Notes	1.63	10/26/15	495,000	[e]	496,247
					1,475,946
U.S. Government Agencies/
Mortgage-Backed—11.2%
Federal Home Loan Mortgage Corp.:
4.00%, 10/1/40—12/1/40			2,874,210	[e]	2,896,188
4.50%, 2/1/39—2/1/40			1,444,579	[e]	1,504,562
5.00%, 1/1/23—3/1/41			5,476,079	[e]	5,852,680
5.50%, 4/1/22—7/1/40			4,546,155	[e]	4,930,765
6.00%, 3/1/38			343,123	[e]	377,697
Federal National Mortgage Association:
4.50%, 2/1/38—3/1/41			4,051,976	[e]	4,222,859
5.00%, 8/1/20—4/1/40			5,999,934	[e]	6,441,703
5.50%, 9/1/34—3/1/41			5,994,234	[e]	6,522,258
6.00%, 5/1/22—5/1/39			1,019,170	[e]	1,126,125
8.00%, 3/1/30			141	[e]	166
Government National Mortgage Association I;
5.50%, 4/15/33			108,155		119,899
					33,994,902

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Government Securities—6.4%
U.S. Treasury Bonds:
3.88%, 8/15/40			1,640,000	1,543,650
5.25%, 11/15/28			430,000	507,064
6.13%, 11/15/27			400,000	516,000
U.S. Treasury Notes:
1.00%, 9/30/11			5,700,000	5,717,590
1.38%, 9/15/12			7,085,000	7,186,571
2.13%, 5/31/15			1,500,000	1,552,734
2.63%, 8/15/20			2,505,000	2,442,180
				19,465,789
Utilities—.8%
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 07-A	6.30	8/15/37	370,000	428,955
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000	106,678
Enel Finance International,
Gtd. Notes	5.70	1/15/13	185,000 [b]	197,146
Exelon Generation,
Sr. Unscd. Notes	4.00	10/1/20	210,000	202,451
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	223,000	257,783
Nevada Power,
Mortgage Notes	6.50	8/1/18	90,000	105,813
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	272,000	326,460
NiSource Finance,
Gtd. Notes	6.40	3/15/18	230,000	264,222
Potomac Electric Power,
First Mortgage Bonds	6.50	11/15/37	200,000	241,033
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	215,000	251,150
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000	30,006
				2,411,697
Total Bonds and Notes
(cost $91,770,799)				95,947,349

Common Stocks—67.4%	Shares		Value ($)
Consumer Discretionary—8.1%
Amazon.com	3,210	[d]	631,375
Carnival	57,533		2,232,856
CBS, Cl. B	49,000		1,369,550
DIRECTV, Cl. A	26,530	[d]	1,333,398
General Motors	14,520	[d]	461,881
Guess?	19,390		886,511
Home Depot	27,184		986,236
Johnson Controls	37,540		1,486,584
Mattel	43,410		1,145,807
Newell Rubbermaid	141,050		2,512,100
News, Cl. A	83,610		1,533,407
NVR	560	[d]	417,760
Omnicom Group	97,210		4,546,512
Stanley Black & Decker	6,530		482,436
Staples	29,050		488,621
Time Warner	40,786		1,485,834
Toll Brothers	21,420	[d]	465,885
Viacom, Cl. B	15,630		787,908
Walt Disney	34,550		1,438,316
			24,692,977
Consumer Staples—5.5%
CVS Caremark	32,151		1,243,922
Dr. Pepper Snapple Group	51,300		2,113,560
Energizer Holdings	24,880	[d]	1,917,004
Kimberly-Clark	11,130		760,179
Nestle, ADR	19,920	[c]	1,281,454
PepsiCo	82,125		5,840,730
Unilever, ADR	76,840		2,504,216
Walgreen	23,990		1,046,684
			16,707,749
Energy—9.2%
Alpha Natural Resources	16,650	[c,d]	912,253
Anadarko Petroleum	40,560		3,225,331

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Apache	8,250		1,027,950
Cameron International	9,410	[d]	448,481
Chevron	26,564		2,786,829
ENSCO, ADR	27,510 [c]		1,466,833
EOG Resources	4,790		522,781
Exxon Mobil	21,390		1,785,423
Halliburton	24,310		1,219,146
Hess	17,292		1,366,587
National Oilwell Varco	9,870		716,365
Occidental Petroleum	62,630		6,754,645
QEP Resources	18,420		801,270
Schlumberger	49,450		4,238,854
Valero Energy	27,970		769,175
			28,041,923
Exchange Traded Funds—.8%
Standard & Poor’s Depository
Receipts S&P 500 ETF Trust	17,030 [c]		2,297,347
Financial—11.6%
Aflac	12,950		618,880
American Express	33,370		1,721,892
Ameriprise Financial	21,840		1,337,263
AON	20,270		1,057,080
Bank of America	229,770		2,699,798
Capital One Financial	51,030		2,772,970
Citigroup	78,148		3,215,790
Comerica	38,740		1,398,901
Franklin Resources	3,950		511,841
Genworth Financial, Cl. A	56,930	[d]	632,492
Hartford Financial Services Group	38,010		1,012,966
JPMorgan Chase & Co.	90,914		3,931,121
Lincoln National	44,730		1,312,825
Marsh & McLennan	32,710		1,003,216
MetLife	59,627		2,629,551
Moody’s	13,790		550,359

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
PNC Financial Services Group	16,210		1,011,828
Prudential Financial	15,940		1,016,653
SunTrust Banks	37,950		1,067,534
TD Ameritrade Holding	38,120		821,486
Wells Fargo & Co.	168,002		4,766,217
			35,090,663
Health Care—10.4%
Amgen	17,860 [d]		1,081,244
Baxter International	40,880		2,433,178
CIGNA	44,850		2,237,567
Covidien	18,801		1,034,055
Dendreon	10,960 [d]		464,594
Gilead Sciences	17,810 [d]		743,389
HCA Holdings	32,080	[d]	1,119,271
Human Genome Sciences	36,890	[d]	1,009,679
Johnson & Johnson	22,620		1,522,100
McKesson	33,330		2,853,381
Medtronic	12,390		504,273
Merck & Co.	52,220		1,919,085
Mylan	9,840 [d]		231,683
Pfizer	295,257		6,333,263
Sanofi, ADR	27,890		1,104,723
St. Jude Medical	20,080		1,017,454
Thermo Fisher Scientific	8,350	[d]	546,508
UnitedHealth Group	26,090		1,277,106
Universal Health Services, Cl. B	9,300		506,757
Warner Chilcott, Cl. A	44,400		1,070,484
Watson Pharmaceuticals	8,390	[d]	539,896
Zimmer Holdings	27,920	[d]	1,891,859
			31,441,549
Industrial—7.1%
Caterpillar	24,820		2,625,956
Cooper Industries	7,480		470,118
Cummins	8,840		930,322

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Dover	44,843	3,014,795
Eaton	13,020	672,743
General Electric	278,080	5,461,491
Honeywell International	8,020	477,591
Hubbell, Cl. B	7,500	496,200
Ingersoll-Rand	28,430	1,418,657
Norfolk Southern	13,380	980,888
Owens Corning	33,950 [d]	1,296,890
Pitney Bowes	42,890 [c]	1,024,642
Thomas & Betts	19,240 [d]	1,053,390
Tyco International	13,395	661,043
Union Pacific	9,873	1,036,369
		21,621,095
Information Technology—9.7%
Accenture, Cl. A	17,460	1,002,029
Alcatel-Lucent, ADR	83,250 [c]	472,027
AOL	39,133 [d]	804,966
Apple	10,961 [d]	3,812,565
Automatic Data Processing	13,720	756,109
BMC Software	50,630 [d]	2,826,673
Cisco Systems	25,590	429,912
Corning	21,370	430,605
eBay	15,110 [d]	470,979
Electronic Arts	77,700 [d]	1,896,657
EMC	36,770 [d]	1,046,842
Google, Cl. A	1,440 [d]	761,789
Informatica	15,990 [d]	937,973
International Business Machines	19,160	3,236,699
Microchip Technology	19,320 [c]	763,720

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
NetApp	19,580 [d]	1,072,397
Oracle	100,980	3,455,536
QUALCOMM	67,620	3,961,855
Teradata	22,600 [d]	1,260,854
		29,400,187
Materials—1.7%
Air Products & Chemicals	5,240	498,272
Celanese, Ser. A	21,110	1,099,620
CF Industries Holdings	3,410	524,390
Dow Chemical	34,830	1,258,408
E.I. du Pont de Nemours & Co.	21,730	1,158,209
Freeport-McMoRan Copper & Gold	9,190	474,572
		5,013,471
Telecommunication Services—1.0%
AT&T	79,844	2,519,877
Sprint Nextel	93,490 [d]	546,917
		3,066,794
Utilities—2.3%
NextEra Energy	63,750	3,694,312
PPL	116,530	3,284,981
		6,979,293
Total Common Stocks
(cost $183,742,220)		204,353,048

Other Investment—1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,385,000)	4,385,000 [f]	4,385,000

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—2.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $7,117,265)	7,117,265 [f]	7,117,265

Total Investments (cost $287,015,284)	102.9%	311,802,662
Liabilities, Less Cash and Receivables	(2.9%)	(8,758,038)
Net Assets	100.0%	303,044,624

ADR—American Depository Receipts
GO—General Obligation
a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2011, these securities were valued at $10,790,013 or 3.6% of net assets.
c Security, or portion thereof, on loan.At May 31, 2011, the value of the fund’s securities on loan was $7,007,422 and the value of the collateral held by the fund was $7,146,045, consisting of cash collateral of $7,117,265 and
U.S. Government and Agency securities valued at $28,780.
d Non-income producing security.
e The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Common Stocks	66.6	Exchange Traded Funds	.8
U.S. Government & Agencies	18.1	Municipal Bonds	.4
Corporate Bonds	9.1	Foreign/Governmental	.2
Asset/Mortgage-Backed	3.9
Money Market Investments	3.8		102.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $7,007,422)—Note 1(c):
Unaffiliated issuers	275,513,019	300,300,397
Affiliated issuers	11,502,265	11,502,265
Cash denominated in foreign currencies	2,835	3,158
Receivable for investment securities sold		2,056,435
Dividends and interest receivable		998,386
Receivable for shares of Beneficial Interest subscribed		45,016
Prepaid expenses and other assets		38,280
		314,943,937
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		311,052
Cash overdraft due to Custodian		102,539
Liability for securities on loan—Note 1(c)		7,117,265
Payable for investment securities purchased		3,488,175
Payable for shares of Beneficial Interest redeemed		728,297
Accrued expenses		151,985
		11,899,313
Net Assets ($)		303,044,624
Composition of Net Assets ($):
Paid-in capital		324,503,292
Accumulated undistributed investment income—net		940,646
Accumulated net realized gain (loss) on investments		(47,187,016)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		24,787,702
Net Assets ($)		303,044,624

The Fund	25

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net Asset Value Per Share

Class A
Net Assets ($)	167,492,039
Shares Outstanding	9,485,750
Net Asset Value Per Share ($)	17.66
Class B
Net Assets ($)	16,682,101
Shares Outstanding	945,997
Net Asset Value Per Share ($)	17.63
Class C
Net Assets ($)	45,890,923
Shares Outstanding	2,603,358
Net Asset Value Per Share ($)	17.63
Class J
Net Assets ($)	24,536,876
Shares Outstanding	1,388,236
Net Asset Value Per Share ($)	17.67
Class I
Net Assets ($)	2,393,878
Shares Outstanding	135,365
Net Asset Value Per Share ($)	17.68
Class Z
Net Assets ($)	46,048,807
Shares Outstanding	2,617,320
Net Asset Value Per Share ($)	17.59

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2011 (Unaudited)

Investment Income ($):
Income:
Interest	1,805,334
Cash dividends (net of $14,354 foreign taxes withheld at source):
Unaffiliated issuers	1,736,224
Affiliated issuers	1,398
Income from securities lending—Note 1(c)	3,916
Total Income	3,546,872
Expenses:
Management fee—Note 3(a)	1,224,899
Shareholder servicing costs—Note 3(c)	592,397
Distribution fees—Note 3(b)	267,342
Professional fees	44,157
Registration fees	36,350
Prospectus and shareholders’ reports	24,017
Custodian fees—Note 3(c)	21,176
Trustees’ fees and expenses—Note 3(d)	8,659
Loan commitment fees—Note 2	2,929
Miscellaneous	34,227
Total Expenses	2,256,153
Less—reduction in expenses due to undertakings—Note 3(a)	(211,591)
Less—reduction in fees due to earnings credits—Note 3(c)	(895)
Net Expenses	2,043,667
Investment Income—Net	1,503,205
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	15,732,067
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	18,090,772
Net Realized and Unrealized Gain (Loss) on Investments	33,822,839
Net Increase in Net Assets Resulting from Operations	35,326,044

See notes to financial statements.

The Fund	27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Operations ($):
Investment income—net	1,503,205	3,320,722
Net realized gain (loss) on investments	15,732,067	19,974,118
Net unrealized appreciation
(depreciation) on investments	18,090,772	542,656
Net Increase (Decrease) in Net Assets
Resulting from Operations	35,326,044	23,837,496
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,149,352)	(1,933,037)
Class B Shares	—	(812,208)
Class C Shares	(273,965)	(486,398)
Class J Shares	(376,803)	(419,235)
Class I Shares	(41,424)	(38,535)
Class Z Shares	(654,539)	(811,855)
Total Dividends	(3,496,083)	(4,501,268)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	25,362,138	48,129,536
Class B Shares	107,086	276,189
Class C Shares	1,161,457	1,246,370
Class J Shares	598,961	969,318
Class I Shares	187,473	1,490,455
Class Z Shares	898,365	1,798,155

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A Shares	1,923,684	1,768,600
Class B Shares	—	749,750
Class C Shares	217,538	399,359
Class J Shares	363,783	405,493
Class I Shares	35,551	34,206
Class Z Shares	630,583	786,174
Cost of shares redeemed:
Class A Shares	(19,126,577)	(30,211,949)
Class B Shares	(23,064,020)	(51,409,276)
Class C Shares	(5,077,264)	(10,075,853)
Class J Shares	(2,736,486)	(4,994,048)
Class I Shares	(555,756)	(1,279,778)
Class Z Shares	(4,102,302)	(9,068,795)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(23,175,786)	(48,986,094)
Total Increase (Decrease) in Net Assets	8,654,175	(29,649,866)
Net Assets ($):
Beginning of Period	294,390,449	324,040,315
End of Period	303,044,624	294,390,449
Undistributed investment income—net	940,646	2,933,524

The Fund	29

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Capital Share Transactions:
Class Aa
Shares sold	1,489,405	3,128,506
Shares issued for dividends reinvested	115,897	118,937
Shares redeemed	(1,115,122)	(1,967,187)
Net Increase (Decrease) in Shares Outstanding	490,180	1,280,256
Class Ba
Shares sold	6,271	18,417
Shares issued for dividends reinvested	—	50,693
Shares redeemed	(1,356,554)	(3,377,454)
Net Increase (Decrease) in Shares Outstanding	(1,350,283)	(3,308,344)
Class C
Shares sold	68,327	82,562
Shares issued for dividends reinvested	13,083	26,839
Shares redeemed	(299,005)	(661,117)
Net Increase (Decrease) in Shares Outstanding	(217,595)	(551,716)
Class J
Shares sold	34,963	63,290
Shares issued for dividends reinvested	21,915	27,288
Shares redeemed	(157,965)	(328,771)
Net Increase (Decrease) in Shares Outstanding	(101,087)	(238,193)
Class I
Shares sold	11,015	96,931
Shares issued for dividends reinvested	2,140	2,302
Shares redeemed	(32,330)	(86,834)
Net Increase (Decrease) in Shares Outstanding	(19,175)	12,399
Class Z
Shares sold	52,801	117,774
Shares issued for dividends reinvested	38,148	53,120
Shares redeemed	(240,099)	(594,165)
Net Increase (Decrease) in Shares Outstanding	(149,150)	(423,271)

a	During the period ended May 31, 2011, 817,966 Class B shares representing $13,905,469 were automatically converted to 816,811 Class A shares and during the period ended November 30, 2010, 1,039,824 Class B shares representing $15,761,167 were automatically converted to 1,029,756 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2011			Year Ended November 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	15.94	14.96	12.47	21.28	20.38	19.15
Investment Operations:
Investment income—net[a]	.10	.21	.25	.34	.33	.28
Net realized and unrealized
gain (loss) on investments	1.86	1.03	2.62	(5.62)	.89	1.40
Total from Investment Operations	1.96	1.24	2.87	(5.28)	1.22	1.68
Distributions:
Dividends from
investment income—net	(.24)	(.26)	(.38)	(.39)	(.32)	(.29)
Dividends from net realized
gain on investments	—	—	—	(3.14)	—	(.16)
Total Distributions	(.24)	(.26)	(.38)	(3.53)	(.32)	(.45)
Net asset value, end of period	17.66	15.94	14.96	12.47	21.28	20.38
Total Return (%)[b]	12.37[c]	8.38	23.77	(29.77)	6.08	8.96
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.37[d]	1.37	1.45	1.29	1.23	1.21
Ratio of net expenses
to average net assets	1.19[d]	1.16	1.12	1.18	1.16	1.21
Ratio of net investment income
to average net assets	1.13[d]	1.33	1.89	2.04	1.57	1.44
Portfolio Turnover Rate	47.82[c]	103.49	134.74	138.66	168.94[e]	33.30
Net Assets, end of period
($ x 1,000)	167,492	143,378	115,445	73,441	151,796	215,342

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2007 was 162.34%.
See notes to financial statements.

The Fund	31

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2011			Year Ended November 30,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	15.75	14.79	12.31	21.04	20.14	18.94
Investment Operations:
Investment income—net[a]	.03	.08	.15	.21	.17	.12
Net realized and unrealized
gain (loss) on investments	1.85	1.03	2.58	(5.57)	.89	1.40
Total from Investment Operations	1.88	1.11	2.73	(5.36)	1.06	1.52
Distributions:
Dividends from
investment income—net	—	(.15)	(.25)	(.23)	(.16)	(.16)
Dividends from net realized
gain on investments	—	—	—	(3.14)	—	(.16)
Total Distributions	—	(.15)	(.25)	(3.37)	(.16)	(.32)
Net asset value, end of period	17.63	15.75	14.79	12.31	21.04	20.14
Total Return (%)[b]	11.94[c]	7.55	22.58	(30.31)	5.30	8.11
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.25[d]	2.13	2.20	2.05	2.02	2.01
Ratio of net expenses
to average net assets	1.94[d]	1.90	1.89	1.95	1.94	2.01
Ratio of net investment income
to average net assets	.38[d]	.57	1.16	1.28	.81	.65
Portfolio Turnover Rate	47.82[c]	103.49	134.74	138.66	168.94[e]	33.30
Net Assets, end of period
($ x 1,000)	16,682	36,171	82,906	80,893	147,807	169,513

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2007 was 162.34%.
See notes to financial statements.

Six Months Ended
May 31, 2011			Year Ended November 30,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	15.84	14.88	12.38	21.10	20.19	18.98
Investment Operations:
Investment income—net[a]	.03	.09	.15	.22	.17	.13
Net realized and unrealized
gain (loss) on investments	1.86	1.02	2.61	(5.59)	.89	1.40
Total from Investment Operations	1.89	1.11	2.76	(5.37)	1.06	1.53
Distributions:
Dividends from
investment income—net	(.10)	(.15)	(.26)	(.21)	(.15)	(.16)
Dividends from net realized
gain on investments	—	—	—	(3.14)	—	(.16)
Total Distributions	(.10)	(.15)	(.26)	(3.35)	(.15)	(.32)
Net asset value, end of period	17.63	15.84	14.88	12.38	21.10	20.19
Total Return (%)[b]	11.97[c]	7.50	22.68	(30.22)	5.29	8.14
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.05[d]	2.05	2.12	2.01	1.97	1.95
Ratio of net expenses
to average net assets	1.94[d]	1.91	1.88	1.90	1.90	1.95
Ratio of net investment income
to average net assets	.38[d]	.58	1.16	1.32	.84	.70
Portfolio Turnover Rate	47.82[c]	103.49	134.74	138.66	168.94[e]	33.30
Net Assets, end of period
($ x 1,000)	45,891	44,683	50,170	44,224	85,801	119,851

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2007 was 162.34%.
See notes to financial statements.

The Fund	33

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2011			Year Ended November 30,
Class J Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	15.96	14.97	12.52	21.38	20.47	19.22
Investment Operations:
Investment income—net[a]	.11	.22	.26	.40	.36	.33
Net realized and unrealized
gain (loss) on investments	1.86	1.03	2.63	(5.65)	.93	1.41
Total from Investment Operations	1.97	1.25	2.89	(5.25)	1.29	1.74
Distributions:
Dividends from
investment income—net	(.26)	(.26)	(.44)	(.47)	(.38)	(.33)
Dividends from net realized
gain on investments	—	—	—	(3.14)	—	(.16)
Total Distributions	(.26)	(.26)	(.44)	(3.61)	(.38)	(.49)
Net asset value, end of period	17.67	15.96	14.97	12.52	21.38	20.47
Total Return (%)	12.42[b]	8.50	23.81	(29.53)	6.41	9.25
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.02[c]	1.02	1.06	.99	.91	.96
Ratio of net expenses
to average net assets	1.02[c]	1.02	1.05	.88	.87	.96
Ratio of net investment income
to average net assets	1.29[c]	1.46	1.99	2.34	1.77	1.69
Portfolio Turnover Rate	47.82[b]	103.49	134.74	138.66	168.94[d]	33.30
Net Assets, end of period
($ x 1,000)	24,537	23,767	25,858	27,178	54,149	174,820

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2007 was 162.34%.
See notes to financial statements.

Six Months Ended
May 31, 2011			Year Ended November 30,
Class I Shares	(Unaudited)	2010	2009	2008	2007[a]	2006
Per Share Data ($):
Net asset value,
beginning of period	15.97	14.97	12.47	21.28	20.39	19.17
Investment Operations:
Investment income—net[b]	.12	.24	.36	.37	.36	.31
Net realized and unrealized
gain (loss) on investments	1.86	1.03	2.56	(5.61)	.89	1.40
Total from Investment Operations	1.98	1.27	2.92	(5.24)	1.25	1.71
Distributions:
Dividends from
investment income—net	(.27)	(.27)	(.42)	(.43)	(.36)	(.33)
Dividends from net realized
gain on investments	—	—	—	(3.14)	—	(.16)
Total Distributions	(.27)	(.27)	(.42)	(3.57)	(.36)	(.49)
Net asset value, end of period	17.68	15.97	14.97	12.47	21.28	20.39
Total Return (%)	12.49[c]	8.64	24.15	(29.57)	6.23	9.12
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04[d]	1.04	1.20	1.07	1.12	1.07
Ratio of net expenses
to average net assets	.93[d]	.90	.85	.96	1.04	1.07
Ratio of net investment income
to average net assets	1.38[d]	1.58	2.63	2.25	1.72	1.59
Portfolio Turnover Rate	47.82[c]	103.49	134.74	138.66	168.94[e]	33.30
Net Assets, end of period
($ x 1,000)	2,394	2,468	2,128	274	711	741

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2007 was 162.34%.
See notes to financial statements.

The Fund	35

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2011			Year Ended November 30,
Class Z Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	15.88	14.90	12.46	21.30	20.39	19.16
Investment Operations:
Investment income—net[a]	.10	.21	.24	.37	.38	.30
Net realized and unrealized
gain (loss) on investments	1.85	1.03	2.62	(5.61)	.89	1.41
Total from Investment Operations	1.95	1.24	2.86	(5.24)	1.27	1.71
Distributions:
Dividends from
investment income—net	(.24)	(.26)	(.42)	(.46)	(.36)	(.32)
Dividends from net realized
gain on investments	—	—	—	(3.14)	—	(.16)
Total Distributions	(.24)	(.26)	(.42)	(3.60)	(.36)	(.48)
Net asset value, end of period	17.59	15.88	14.90	12.46	21.30	20.39
Total Return (%)	12.37[b]	8.43	23.63	(29.61)	6.31	9.11
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[c]	1.12	1.18	1.09	1.12	1.15
Ratio of net expenses
to average net assets	1.10[c]	1.12	1.16	.98	.93	1.07
Ratio of net investment income
to average net assets	1.21[c]	1.37	1.88	2.24	1.83	1.58
Portfolio Turnover Rate	47.82[b]	103.49	134.74	138.66	168.94[d]	33.30
Net Assets, end of period
($ x 1,000)	46,049	43,924	47,532	44,768	76,939	85,923

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2007 was 162.34%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Balanced Opportunity Fund (the “fund”) is the sole series of Dreyfus Manager Funds II (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class J, Class I and Class Z shares. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class J, Class I and Class Z shares are sold at net asset value per share. Class I shares are sold at net asset value per share only to institutional investors and Class J and Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates market value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	4,721,991	—	4,721,991
Commercial
Mortgage-Backed	—	6,939,530	—	6,939,530
Corporate Bonds†	—	27,288,287	—	27,288,287
Equity Securities—
Domestic†	195,226,448	—	—	195,226,448
Equity Securities—
Foreign†	6,829,253	—	—	6,829,253
Foreign Government	—	706,553	—	706,553
Municipal Bonds	—	1,235,107	—	1,235,107
Mutual Funds/
Exchange Traded
Funds	13,799,612	—	—	13,799,612
Residential
Mortgage-Backed	—	119,244	—	119,244
U.S. Government
Agencies/
Mortgage-Backed	—	35,470,848	—	35,470,848
U.S. Treasury	—	19,465,789	—	19,465,789

† See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at May 31, 2011.

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended May 31, 2011, The Bank of NewYork Mellon earned $1,678 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended May 31, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2010 ($)	Purchases ($)	Sales ($)	5/31/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,427,000	34,837,000	31,879,000	4,385,000	1.4
Dreyfus
Institutional
Cash
Advantage
Plus Fund	1,574,381	28,891,156	23,348,272	7,117,265	2.4
Total	3,001,381	63,728,156	55,227,272	11,502,265	3.8

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $61,314,035 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2010. If not applied, $5,034,522 of the carryover expires in fiscal 2015, $12,020,330 expires in fiscal 2016, $43,899,797 expires in fiscal 2017 and $359,386 expires in fiscal 2018.

The tax characters of distributions paid to shareholders during the fiscal year ended November 30, 2010 were as follows: ordinary income $4,501,268. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed from April 2, 2011 through April 1, 2012 to waive receipt of its fees and/or assume the expenses, so that the net operating expenses of the fund’s Class A, B, C and I shares (excluding Rule 12b-1

The Fund	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fees, shareholder services fees, taxes, interest on borrowings, brokerage fees, commitment fees and extraordinary expenses) do not exceed .95% of the value of the average daily net assets of their class.The Manager had contractually agreed from December 1, 2010 through April 1, 2011 to waive receipt of its fees and/or assume the expenses of the fund’s Class A, B, C and I shares, so that the net operating expenses of the fund’s Class A, B, C and I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.18%, 1.93%, 1.93% and .92%, respectively, of such class’ average daily net assets.The reduction in expenses, pursuant to the undertakings, amounted to $211,591 during the period ended May 31, 2011.

During the period ended May 31, 2011, the Distributor retained $10,551 from commissions earned on sales of the fund’s Class A shares and $12,330 and $572 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended May 31, 2011, Class B and Class C shares were charged $94,461 and $172,881, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2011, Class A, Class B and Class C shares were charged $201,487, $31,487 and $57,627, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class Z (“Class Z Shareholder Services Plan”), Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2011, Class Z shares did not incur charges pursuant to the Class Z Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2011, the fund was charged $138,923 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2011, the fund was charged $16,001 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $895.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2011, the fund was charged $21,176 pursuant to the custody agreement.

The Fund	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended May 31, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $206,217, Rule 12b-1 distribution plan fees $40,016, shareholder services plan fees $48,863, custodian fees $22,139, chief compliance officer fees $3,006 and transfer agency per account fees $33,798, which are offset against an expense reimbursement currently in effect in the amount of $42,987.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended May 31, 2011, amounted to $145,315,476 and $171,392,216, respectively.

At May 31, 2011, accumulated net unrealized appreciation on investments was $24,787,378, consisting of $30,280,440 gross unrealized appreciation and $5,493,062 gross unrealized depreciation.

At May 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board ofTrustees held on March 1, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund	49

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of December 31, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and the Expense Universe medians.

A representative of Dreyfus noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until April 1, 2012, so that annual direct operating expenses of the fund’s Class A, B, C, and I shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.95% of the fund’s Class A, B, C and I shares’ average daily net assets.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of

The Fund	51

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	53

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: July 25, 2011

By: /s/ James Windels
James Windels, Treasurer
Date: July 25, 2011

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6